SCHEDULE OF ASSETS THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details)	Dec. 31, 2022 USD ($)
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	$ 304,675,000
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	304,675,000
Carrying Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	304,675,000
Carrying Value [Member] | Money Market Funds [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	$ 304,675,000